Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 1,418	$ 1,183
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	154	128
Risk-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1,230	1,040
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	149	125
– bid-offer | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	486	428
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	92	79
– uncertainty | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	101	115
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	1
– credit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	558	355
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	48	38
– debt valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(184)	(126)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	239	241
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	8	7
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	30	27
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	99	71
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	5	3
– model limitation | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	96	68
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	5	3
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	89	72
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0